Financial Instruments with Off-Balance Sheet Risk - Notional Amounts (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Total notional amount	$ 340,130	$ 331,976
Interest rates
EBP, Risk and Uncertainty [Line Items]
Total notional amount	127,220	85,638
Commodities
EBP, Risk and Uncertainty [Line Items]
Total notional amount	79,944	117,891
Equities
EBP, Risk and Uncertainty [Line Items]
Total notional amount	$ 132,966	$ 128,447